Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,884,434	$ 2,922,359	$ 2,383,979
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,703,739	1,745,952	1,642,801
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	987,327	977,179	536,164
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 193,368	$ 199,228	$ 205,014